SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2016
SUBSEQUENT EVENTS
Repayment of outstanding balance		$ 19,667
Subsequent event | Senior convertible notes
SUBSEQUENT EVENTS
Repayment of outstanding balance	$ 127,500